BEPC EXCHANGEABLE SHARES, BRHC EXCHANGEABLE SHARES, CLASS A.2 EXCHANGEABLE SHARES, BRHC CLASS B SHARES AND BRHC CLASS C SHARES	12 Months Ended
Dec. 31, 2025
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
BEPC EXCHANGEABLE SHARES, BRHC EXCHANGEABLE SHARES, CLASS A.2 EXCHANGEABLE SHARES, BRHC CLASS B SHARES AND BRHC CLASS C SHARES	BEPC EXCHANGEABLE SHARES, BRHC EXCHANGEABLE SHARES, CLASS A.2 EXCHANGEABLE SHARES, BRHC CLASS B SHARES AND BRHC CLASS C SHARES
The BEPC exchangeable shares, BRHC class B shares, BRHC class C shares and class A.2 exchangeable non-voting shares of BRHC (“class A.2 exchangeable shares”) are classified as liabilities due to their exchange and cash redemption features.
The BRHC exchangeable shares that were issued pursuant to the special distribution and the TerraForm Power acquisition were initially recognized at their fair value of $28.28 per share. Subsequent to initial recognition, the BRHC exchangeable shares were recognized at amortized cost and remeasured to reflect changes in the contractual cash flows associated with the shares. These contractual cash flows were based on the price of one BEP unit.
As a result of the Arrangement being completed, holders of the BRHC exchangeable shares, other than Brookfield, received BEPC exchangeable shares in exchange for their BRHC exchangeable shares on a one-for-one basis and Brookfield transferred their BRHC exchangeable shares in exchange for class A.2 shares on a one-for-one basis.
The BEPC exchangeable shares provide the holder, at its discretion, with the right to redeem these shares in exchange for either a BEP unit on a one-for-one basis or its cash equivalent, at the discretion of BEPC. The BEPC exchangeable shares are classified as liabilities due to their exchangeable and cash redemption features and were recognized on the date of the arrangement at their fair value of $23.09 per share. Subsequent to initial recognition, the BEPC exchangeable shares are recognized at amortized cost and remeasured to reflect changes in the contractual cash flows associated with the shares. These contractual cash flows are based on the price of one BEP unit. As at December 31, 2025, the BEPC exchangeable shares were remeasured to $26.97 per share to reflect the NYSE closing price of a BEP unit.
The class A.2 exchangeable shares provide Brookfield, at its discretion, with the right to redeem these shares in exchange for BEPC exchangeable shares (subject to an ownership cap that limits the exchange by Brookfield of class A.2 exchangeable shares such that exchanges by Brookfield may not result in Brookfield owning 9.5% or more of the aggregate fair market value of all issued and outstanding shares of BEPC) or BEP units on a one-for-one basis. BEPC, however, has the right, at its sole discretion, to satisfy any such redemption request at its cash equivalent. The class A.2 exchangeable shares are classified as liabilities due to their exchangeable and cash redemption features and were recognized on the date of the arrangement at their fair value of $28.48 per share up to the ownership cap and $23.09 for the remaining shares. These contractual cash flows are based on the price of one BEPC unit up to the ownership cap and one BEP unit for the remaining shares. As at December 31, 2025, the class A.2 exchangeable shares up to the ownership cap were remeasured to $38.34 per share and the remaining shares were remeasured to $26.97 per share to reflect the NYSE closing price of a BEPC share and a BEP unit respectively.
Prior to the Arrangement, class C shares were classified as financial liabilities due to their cash redemption feature, however they met certain qualifying criteria and were presented as equity instruments given the narrow scope presentations existing in IAS 32. Following the Arrangement and upon consolidation of BRHC into the company, the class C shares are presented as financial liabilities and were recognized on the date of the arrangement at their fair value of $23.09 per share. Subsequent to initial recognition, the class C shares are recognized at amortized cost and remeasured to reflect changes in the contractual cash flows associated with the shares. These contractual cash flows are based on the price of one BEP unit. As at December 31, 2025, the class C shares were remeasured to $26.97 per share to reflect the NYSE closing price of a BEP unit.
During the year ended December 31, 2025, our shareholders exchanged 36,058 BEPC exchangeable shares for an equal number of BEP units resulting in a decrease of less than $1 million to our financial liability (2024: 10,675 shares resulting in a decrease of less than $1 million. 2023: 8,465 shares resulting in a decrease of less than $1 million). The company declared and paid dividends of $269 million and $270 million, respectively (2024: $256 million and $256 million, respectively. 2023: $241 million and $241 million, respectively.) on its BEPC exchangeable shares outstanding during the year ended December 31, 2025. The company declared and paid dividends of $282 million and $282 million, respectively (2024: $293 million and $293 million and 2023: nil and nil) on its BRHC class C shares outstanding during the year ended December 31, 2025. Dividends on BEPC exchangeable shares and BRHC class C shares are presented as interest expense in the consolidated statements of income (loss).
The following table provides a continuity schedule of outstanding BEPC exchangeable shares, class A.2 exchangeable shares, BRHC class B shares and BRHC class C shares along with the corresponding liability and remeasurement gains and losses:

	Exchangeable shares outstanding (units)	Class A.2 exchangeable shares outstanding (units)	BRHC class B shares outstanding (units)	BRHC class C shares outstanding (units)	Shares classified as financial liability ($ millions)
Balance, as at December 31, 2023	179,651,526	—	165	$—	$4,721
Share exchanges	(10,675)	—	—	—	—
Arrangement	(34,719,683)	34,719,683	(55)	194,460,874	4,572
Remeasurement of liability	—	—	—	—	(693)
Balance, as at December 31, 2024	144,921,168	34,719,683	110	194,460,874	8,600
Share exchanges	(36,058)	—	—	—	—
Remeasurement of liability	—	—	—	—	1,661
Balance, as at December 31, 2025	144,885,110	34,719,683	110	194,460,874	$10,261
As part of the Arrangement, our company issued 43,661 class B shares to Brookfield Renewable in exchange for $1 million.
Similar to BEPC exchangeable shares, BRHC class B shares, BRHC class C shares and class A.2 exchangeable shares, BEPC Class B shares are classified as liabilities due to their cash redemption feature. However, BEPC class B shares, the most subordinated class of all common shares, meet certain qualifying criteria and are presented as equity instruments given the narrow scope presentation exceptions existing in IAS 32.
As at December 31, 2025, Brookfield Holders held a direct and indirect interest of approximately 25% of the company. Brookfield Holders own, directly and indirectly, 10,094,152 BEPC exchangeable shares and 34,719,683 class A.2 exchangeable shares on a combined basis and the remaining BEPC exchangeable shares are held by public investors.
In December 2025, the company renewed its normal course issuer bid for its outstanding BEPC exchangeable shares. The company is authorized to repurchase up 7,244,255 BEPC exchangeable shares, representing 5% of its issued and outstanding BEPC exchangeable shares. The bids will expire on December 17, 2026, or earlier should the company complete its repurchases prior to such date. There were no BEPC exchangeable shares repurchased during the year ended December 31, 2025.